MASSMUTUAL SELECT FUNDS
MassMutual Select Blue Chip Growth Fund
MassMutual Select T. Rowe Price International Equity Fund
Supplement dated February 1, 2021, to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
Effective October 1, 2021, the information related to Larry J. Puglia, CFA, CPA for the MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”) found under the heading Portfolio Managers in the section titled Management on page 55 is hereby removed.
Effective October 1, 2021, the following information supplements the information for Blue Chip Growth Fund found under the heading Portfolio Managers in the section titled Management on page 55:
Paul D. Greene II is a Portfolio Manager at T. Rowe Price. He has managed the Fund since October 2021.
Effective October 1, 2021, the information related to Larry J. Puglia, CFA, CPA under T. Rowe Price Associates, Inc. (“T. Rowe Price”) found on page 144 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.
Effective October 1, 2021, the following information supplements the information for T. Rowe Price found on pages 143 to 144 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds
Paul D. Greene II
is the portfolio manager of a portion of the Blue Chip Growth Fund. Mr. Greene is a Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2006 and his investment experience dates from that time. Mr. Greene has served as a portfolio manager and associate portfolio manager for T. Rowe Price throughout the past five years.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about April 1, 2021, the following changes will take place with respect to the MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”):
T. Rowe Price Singapore Private Ltd. will be added as an investment sub-subadviser to the MM Select T. Rowe Price International Equity Fund.
The following information will supplement the information for the MM Select T. Rowe Price International Equity Fund found under the heading Sub-subadviser(s) in the section titled Management (page 110 of the Prospectus):
T. Rowe Price Singapore Private Ltd. (“T. Rowe Price Singapore”)
The following information will supplement the information for the MM Select T. Rowe Price International Equity Fund found under the heading Portfolio Manager(s) in the section titled Management (page 111 of the Prospectus):
Malik Asif is a Vice President and Portfolio Manager at T. Rowe Price International. He has managed the Fund since April 2021.
Eric Moffett is a Vice President and Portfolio Manager at T. Rowe Price Singapore. He has managed the Fund since April 2021.
The following information will replace similar information found on page 143 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the Select T. Rowe Price International Equity Fund and a portion of the portfolio of the Diversified Value Fund, Equity Opportunities Fund, Blue Chip Growth Fund, and Mid

Cap Growth Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. In addition, each of T. Rowe Price International Ltd (“T. Rowe Price International”), T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”), and T. Rowe Price Singapore Private Ltd. (“T. Rowe Price Singapore”) serves as sub-subadviser for the Select T. Rowe Price International Equity Fund and, subject to the supervision of T. Rowe Price, is authorized to make discretionary investment decisions on behalf of the Fund (which includes selecting foreign investments in developed and emerging market countries). Subject to the supervision of T. Rowe Price, T. Rowe Price International and T. Rowe Price Hong Kong are authorized to trade securities, while T. Rowe Price Singapore is authorized to delegate the trading of securities to an affiliate. T. Rowe Price International is a wholly-owned subsidiary of T. Rowe Price and its address is 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom. T. Rowe Price Hong Kong is a wholly-owned subsidiary of T. Rowe Price International and its address is 6/F Chater House, 8 Connaught Place, Central Hong Kong. T. Rowe Price Singapore is a wholly-owned subsidiary of T. Rowe Price International and its address is 501 Orchard Road, #10-02 Wheelock Place, Singapore, 238880. As of September 30, 2020, T. Rowe Price and its affiliates had approximately $1.31 trillion in assets under management.
The following information will supplement the information under T. Rowe Price found on pages 143 to 144 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Malik Asif
is a portfolio manager of the Select T. Rowe Price International Equity Fund. Mr. Asif is a Vice President and Portfolio Manager for T. Rowe Price International. He joined T. Rowe Price in 2012 and his investment experience dates from 2007. During the past five years, Mr. Asif has served as an associate portfolio manager of the emerging markets strategy for T. Rowe Price (beginning in 2018) and, prior to that, as an analyst for T. Rowe Price covering the financial sector in emerging markets.
Eric Moffett
is a portfolio manager of the Select T. Rowe Price International Equity Fund. Mr. Moffett is a Vice President and Portfolio Manager for T. Rowe Price Singapore. He joined T. Rowe Price in 2007 and his investment experience dates from 2000. Mr. Moffett has served as a portfolio manager for T. Rowe Price throughout the past five years.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B30001M-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Blue Chip Growth Fund
MassMutual Select T. Rowe Price International Equity Fund
(the “Funds”)
Supplement dated February 1, 2021, to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective October 1, 2021, the information related to Larry J. Puglia, CFA, CPA of T. Rowe Price Associates, Inc. (“T. Rowe Price”) found on pages B-333 to B-334 in the section titled Appendix C — Additional Portfolio Manager Information is hereby deleted.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about April 1, 2021, the following changes will take place with respect to the MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”):
T. Rowe Price Singapore Private Ltd. will be added as an investment sub-subadviser to the MM Select T. Rowe Price International Equity Fund.
The following information will replace the information found in the second paragraph of the section titled General Information on page B-3:
In addition, each of T. Rowe Price International Ltd (“T. Rowe Price International”), T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”), and T. Rowe Price Singapore Private Ltd. (“T. Rowe Price Singapore”) serves as a sub-subadviser for the MM Select T. Rowe Price International Equity Fund.
The following information will replace the third paragraph for T. Rowe Price under the heading Unaffiliated Subadvisers on page B-95 in the section titled Investment Advisory and Other Service Agreements:
In addition, each of T. Rowe Price International, T. Rowe Price Hong Kong, and T. Rowe Price Singapore serves as a sub-subadviser for the MM Select T. Rowe Price International Equity Fund. T. Rowe Price International is a wholly-owned subsidiary of T. Rowe Price and each of T. Rowe Price Hong Kong and T. Rowe Price Singapore is a wholly-owned subsidiary of T. Rowe Price International. T. Rowe Price has entered into a subadvisory agreement with each of T. Rowe Price International and T. Rowe Price Hong Kong under which, subject to the supervision of T. Rowe Price, T. Rowe Price International and T. Rowe Price Hong Kong are authorized to trade securities, make discretionary investment decisions, and effect securities transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage, on behalf of the MM Select T. Rowe Price International Equity Fund. T. Rowe Price has entered into a subadvisory agreement with T. Rowe Price Singapore under which, subject to the supervision of T. Rowe Price, T. Rowe Price Singapore is authorized to delegate the trading of securities and make discretionary investment decisions, on behalf of the MM Select T. Rowe Price International Equity Fund. T. Rowe Price International is located at 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom. T. Rowe Price Hong Kong is located at 6/F Chater House, 8 Connaught Place, Central Hong Kong. T. Rowe Price Singapore is located at 501 Orchard Road, #10-02 Wheelock Place, Singapore, 238880. T. Rowe Price International also provides sub-subadvisory services for the MassMutual Select T. Rowe Price Bond Asset Fund, which is a series of the Trust.
The following information will replace the first sentence found in the section titled Codes of Ethics on page B-105:
The Trust, MML Advisers, the Distributor, AllianceBernstein, American Century, Barrow Hanley, BlackRock, Boston Partners, Brandywine Global, Frontier, Harris, Invesco, Jackson Square, Loomis Sayles, MFS, MetWest, NTI, Sands Capital, T. Rowe Price, T. Rowe Price Hong Kong, T. Rowe Price International, T. Rowe Price Singapore, Wellington Management, Western Asset, Western Asset Limited, and Westfield have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.

Effective October 1, 2021, the following information will replace similar information for T. Rowe Price related to the MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”) found on page B-333 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio manager of the Blue Chip Growth Fund is Paul D. Greene II.
Effective October 1, 2021, the following information replaces the information for T. Rowe Price related to the Blue Chip Growth Fund found on page B-334 in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Paul D. Greene II
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of September 30, 2020.

**
Does not include the Blue Chip Growth Fund.

Effective April 1, 2021, the following information will replace similar information for T. Rowe Price found on page B-334 in the section titled Appendix C — Additional Portfolio Manager Information:
Ownership of Securities:
As of September 30, 2020, the portfolio manager did not own any shares of the Blue Chip Growth Fund.
Effective April 1, 2021, the following information will replace similar information for T. Rowe Price related to the MM Select T. Rowe Price International Equity Fund found on page B-334 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price International Equity Fund are Malik Asif, Richard N. Clattenburg, Colin McQueen, Raymond A. Mills, Eric Moffett, and Ernest C. Yeung.

Effective April 1, 2021, the following information will supplement the information for T. Rowe Price related to the MM Select T. Rowe Price International Equity Fund found on page B-335 in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Malik Asif
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
Eric Moffett
Registered investment companies**	1	$168,947,556	0	$0
Other pooled investment vehicles	3	$627,638,619	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of September 30, 2020.

**
Does not include the MM Select T. Rowe Price International Equity Fund.

Effective April 1, 2021, the following information will replace similar information for T. Rowe Price found on page B-335 in the section titled Appendix C — Additional Portfolio Manager Information:
Ownership of Securities:
As of September 30, 2020, the portfolio managers did not own any shares of the MM Select T. Rowe Price International Equity Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-21-01